Shareholder Report, Holdings (Details)	Aug. 31, 2026
Fidelity California Municipal Income Fund | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	48.10%
Fidelity California Municipal Income Fund | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	18.40%
Fidelity California Municipal Income Fund | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Fidelity California Municipal Income Fund | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity California Municipal Income Fund | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity California Municipal Income Fund | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Fidelity California Municipal Income Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity California Municipal Income Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	62.00%
Fidelity California Municipal Income Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	29.10%
Fidelity California Municipal Income Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity California Municipal Income Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor California Municipal Income Fund - Class Z | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	48.10%
Fidelity Advisor California Municipal Income Fund - Class Z | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	18.40%
Fidelity Advisor California Municipal Income Fund - Class Z | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Fidelity Advisor California Municipal Income Fund - Class Z | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Advisor California Municipal Income Fund - Class Z | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Advisor California Municipal Income Fund - Class Z | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Fidelity Advisor California Municipal Income Fund - Class Z | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor California Municipal Income Fund - Class Z | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	62.00%
Fidelity Advisor California Municipal Income Fund - Class Z | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	29.10%
Fidelity Advisor California Municipal Income Fund - Class Z | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Advisor California Municipal Income Fund - Class Z | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor California Municipal Income Fund - Class M | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	48.10%
Fidelity Advisor California Municipal Income Fund - Class M | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	18.40%
Fidelity Advisor California Municipal Income Fund - Class M | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Fidelity Advisor California Municipal Income Fund - Class M | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Advisor California Municipal Income Fund - Class M | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Advisor California Municipal Income Fund - Class M | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Fidelity Advisor California Municipal Income Fund - Class M | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor California Municipal Income Fund - Class M | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	62.00%
Fidelity Advisor California Municipal Income Fund - Class M | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	29.10%
Fidelity Advisor California Municipal Income Fund - Class M | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Advisor California Municipal Income Fund - Class M | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor California Municipal Income Fund - Class I | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	48.10%
Fidelity Advisor California Municipal Income Fund - Class I | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	18.40%
Fidelity Advisor California Municipal Income Fund - Class I | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Fidelity Advisor California Municipal Income Fund - Class I | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Advisor California Municipal Income Fund - Class I | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Advisor California Municipal Income Fund - Class I | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Fidelity Advisor California Municipal Income Fund - Class I | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor California Municipal Income Fund - Class I | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	62.00%
Fidelity Advisor California Municipal Income Fund - Class I | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	29.10%
Fidelity Advisor California Municipal Income Fund - Class I | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Advisor California Municipal Income Fund - Class I | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor California Municipal Income Fund - Class C | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	48.10%
Fidelity Advisor California Municipal Income Fund - Class C | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	18.40%
Fidelity Advisor California Municipal Income Fund - Class C | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Fidelity Advisor California Municipal Income Fund - Class C | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Advisor California Municipal Income Fund - Class C | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Advisor California Municipal Income Fund - Class C | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Fidelity Advisor California Municipal Income Fund - Class C | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor California Municipal Income Fund - Class C | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	62.00%
Fidelity Advisor California Municipal Income Fund - Class C | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	29.10%
Fidelity Advisor California Municipal Income Fund - Class C | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Advisor California Municipal Income Fund - Class C | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor California Municipal Income Fund - Class A | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	48.10%
Fidelity Advisor California Municipal Income Fund - Class A | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	18.40%
Fidelity Advisor California Municipal Income Fund - Class A | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Fidelity Advisor California Municipal Income Fund - Class A | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Advisor California Municipal Income Fund - Class A | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Advisor California Municipal Income Fund - Class A | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Fidelity Advisor California Municipal Income Fund - Class A | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor California Municipal Income Fund - Class A | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	62.00%
Fidelity Advisor California Municipal Income Fund - Class A | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	29.10%
Fidelity Advisor California Municipal Income Fund - Class A | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Advisor California Municipal Income Fund - Class A | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity California Limited Term Tax-Free Bond Fund | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	56.70%
Fidelity California Limited Term Tax-Free Bond Fund | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity California Limited Term Tax-Free Bond Fund | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity California Limited Term Tax-Free Bond Fund | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity California Limited Term Tax-Free Bond Fund | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity California Limited Term Tax-Free Bond Fund | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity California Limited Term Tax-Free Bond Fund | RS6Member
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Fidelity California Limited Term Tax-Free Bond Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity California Limited Term Tax-Free Bond Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	60.20%
Fidelity California Limited Term Tax-Free Bond Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	25.90%
Fidelity California Limited Term Tax-Free Bond Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity California Limited Term Tax-Free Bond Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity California Limited Term Tax-Free Bond Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.00%